Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Text Block]
GOODWILL AND OTHER INTANGIBLE ASSETS

The disclosures in this note apply to AEP only.

Goodwill

The changes in AEP’s carrying amount of goodwill for the years ended December 31, 2016 and 2015 by operating segment are as follows:

	Corporate and Other	Generation and Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2014	$75.9	$15.4	$91.3
Impairment Losses	—	—	—
Goodwill Written Off Related to Sale of AEPRO	(38.8)	—	(38.8)
Balance as of December 31, 2015	37.1	15.4	52.5
Impairment Losses	—	—	—
Balance as of December 31, 2016	$37.1	$15.4	$52.5

In the fourth quarters of 2016 and 2015, annual impairment tests were performed.  The fair values of the reporting units with goodwill were estimated using cash flow projections and other market value indicators.  There were no goodwill impairment losses.  AEP does not have any accumulated impairment on existing goodwill.

Other Intangible Assets

Acquired intangible assets subject to amortization were $2 million as of December 31, 2015, net of accumulated amortization and are included in Deferred Charges and Other Noncurrent Assets on the balance sheet.  The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31,
		2016		2015
	Amortization Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58.3	$58.3	$58.3	$56.5

Amortization of intangible assets was $2 million, $3 million and $5 million for the years ended December 31, 2016, 2015 and 2014, respectively.  Intangible assets were fully amortized as of December 31, 2016.